Vista Outdoor Inc. - 10-Q Fair Value of Financial Instruments (Contingent Consideration Liability) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 750
Ending balance			$ 750
Total			750
Vista Outdoor Inc.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	3,556	$ 8,586	8,586
Payments made	(750)	(8,585)	(22,573)	$ (706)	$ 0
Ending balance	2,806		3,556	8,586
Contingent consideration	2,806		750
Total	2,806		3,556	8,586
Fair Value, Inputs, Level 3 | Fair Value, Recurring | Vista Outdoor Inc.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	3,556	$ 20,274	20,274
Payments made	(750)		(22,573)
Ending balance	2,806		3,556	20,274
Contingent consideration	2,806		750
Other long-term liabilities	0		2,806
Total	$ 2,806		$ 3,556	$ 20,274